Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	SHARE CAPITAL	CAPITAL RESERVE	TREASURY SHARES	SHARE OPTIONS AND WARRANTS RESERVE	FOREIGN EXCHANGE TRANSLATION RESERVE	RETAINED EARNINGS (ACCUMULATED DEFICIT)
Beginning balance at Dec. 31, 2019	$ 12,931	$ 61	$ 16,007	$ 0	$ 621	$ 50	$ (3,808)
Issue of ordinary shares , net of issuance costs	3,430	3	3,427
Exercise of warrants and options	220		545		(325)
Increase (decrease) through transactions with owners, equity	3,650	3	3,972		(325)
Net income	15,151						15,151
Exchange differences on translating foreign currencies	2,480					2,480
Ending balance at Dec. 31, 2020	34,212	64	19,979	0	296	2,530	11,343
Issue of ordinary shares , net of issuance costs	35,910		35,910
Share option charge	2,146				2,146
Transfer between reserves upon IPO	0	(64)	64
Increase (decrease) through transactions with owners, equity	38,056	(64)	35,974		2,146
Net income	12,453						12,453
Exchange differences on translating foreign currencies	(4,812)					(4,812)
Ending balance at Dec. 31, 2021	79,909	0	55,953	0	2,442	(2,282)	23,796
Issue of ordinary shares , net of issuance costs	7,619		7,619
Treasury shares acquired	(348)			(348)
Share option charge	3,132				3,132
Exercise of warrants and options	0		151		(151)
Repurchase of warrant	(800)				(1,012)		212
Increase (decrease) through transactions with owners, equity	9,603		7,770	(348)	1,969	0	212
Net income	2,390						2,390
Exchange differences on translating foreign currencies	(4,793)					(4,793)
Ending balance at Dec. 31, 2022	$ 87,109	$ 0	$ 63,723	$ (348)	$ 4,411	$ (7,075)	$ 26,398